Equity-Based Compensation - Summary of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity based compensation expense	$ 200	$ 2,129	$ 368	$ 4,595	$ 1,629	$ 2,498	$ 3,893
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity based compensation expense		659	201	1,431	716	996	1,638
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity based compensation expense		1,470	167	3,164	913	1,502	2,255
Enterprise Incentive Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity based compensation expense			$ 368		$ 1,629	1,629	$ 3,893
Enterprise Junior Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity based compensation expense				365		277
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity based compensation expense		181		217
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity based compensation expense		29		29
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Equity based compensation expense		$ 1,919		$ 3,984		$ 592